Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 71,414	€ 84,225
Short-term investments	17,475	17,260
Trade receivables and others	55,566	38,346
Total current assets	144,455	139,831
Non-current assets
Intangible assets	903	1,556
Property and equipment	7,262	8,542
Non-current financial assets	35,790	35,119
Other non-current assets	86	149
Trade receivables and others - non-current	880	14,099
Deferred tax asset	9,674	8,568
Total non-current assets	54,594	68,033
Total assets	199,049	207,863
Current liabilities
Trade payables and others	18,991	20,911
Collaboration liabilities – current portion	6,538	10,223
Financial liabilities – current portion	5,335	2,102
Deferred revenue – current portion	5,050	6,560
Provisions - current portion	1,753	1,542
Total current liabilities	37,667	41,338
Non-current liabilities
Collaboration liabilities – non-current portion	49,520	52,988
Financial liabilities – non-current portion	35,323	40,149
Defined benefit obligations	2,532	2,550
Deferred revenue – non-current portion	5,974	7,921
Provisions - non-current portion	494	198
Deferred tax liabilities	9,674	8,568
Total non-current liabilities	103,518	112,374
Shareholders’ equity
Share capital	4,027	4,011
Share premium	381,371	379,637
Retained earnings	(330,315)	(272,213)
Other reserves	1,064	819
Net income (loss)	1,718	(58,103)
Total shareholders’ equity	57,863	54,151
Total liabilities and shareholders’ equity	€ 199,049	€ 207,863